Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-cancellable Operating Leases	As of December 31, 2020, future minimum payments under non-cancellable operating leases for office rental, office equipment and property management fee of office premises consist of the following:

Operating Leases
Years Ending December 31,
2021	$2,913,548
2022	2,316,861
2023	1,438,938
2024	106,163
2025	—
$6,775,510

Unrecorded Unconditional Purchase Obligations Disclosure	As of December 31, 2020, contractual purchase obligations with respect to these servers consist of the following:

Contractual Purchase Obligations
2021	$2,304,744